Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Income Tax (Benefit) [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)

Current income tax expense (benefit):
Federal	$(2,366)	$4,382	$1,982
State	263	836	(136)

	(2,103)	5,218	1,846

Deferred income tax expense (benefit):
Federal	802	(1,592)	5
State	(951)	(253)	(346)

	(149)	(1,845)	(341)

Total Income Tax (Benefit) Expense	$(2,252)	$3,373	$1,505

Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2012	2011
Deferred income tax assets:
Allowance for loan losses	$5,537	$4,822
Other real estate owned expenses	435	-
Depreciation	137	199
Other than temporary impairment on security	1,191	1,191
Non-accrual interest	455	397
Benefit Plans	424	1,530
Benefit Plan-accumulated other comprehensive loss	912	868
Valuation adjustment on loans receivable acquired	812	1,677
Valuation adjustment on securities	371	-
Valuation adjustment on time deposits acquired	138	347
Valuation adjustment on borrowings acquired	-	575
Net operating loss carry forwards (net of valuation allowances)	1,069	345
Unrealized loss on securities available for sale	-	21
Other	134	318

	11,615	12,290

Deferred income tax liabilities:

Unrealized gain on securities available for sale	59	-
Valuation adjustment on securities	-	748
Valuation adjustment on premises and equipment acquired	1,503	1,602

	1,562	2,350

Net Deferred Tax Asset	$10,053	$9,940

Effective Income Tax Rate Reconciliation [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)

Federal income tax (benefit) expense at statutory rate	$(1,510)	$3,298	$5,382
Increases (reductions) in income taxes resulting from:
State income tax (benefit), net of federal income tax effect	(451)	380	(318)
Merger related items	-	(219)	(4,066)
Other items, net	(291)	(86)	507

Effective Income Tax	$(2,252)	$3,373	$1,505

Effective Income Tax Rate	(52.2)%	35.8%	9.5%